Intangible assets (Tables)	9 Months Ended
Sep. 30, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets

September 30, 2023	Cost	Accumulated depreciation	Net book Value

Ad Tech technology	$1,877,415	$1,720,964	$156,451
Kidoz OS technology	31,006	31,006	-
Customer relationship	1,362,035	780,332	581,704
	$3,270,456	$2,532,302	$738,154

Kidoz Inc. and subsidiaries

(Expressed in United States Dollars)

Notes to Unaudited Condensed Interim Consolidated Financial Statements

Three Months ended September 30, 2023 and 2022

(Unaudited)

5.	Intangible assets: (Continued)

December 31, 2022	Cost	Accumulated amortization	Net book Value

Ad Tech technology	$1,877,415	$1,439,351	$438,064
Kidoz OS technology	31,006	31,006	-
Customer relationship	1,362,035	652,642	709,393
	$3,270,456	$2,122,999	$1,147,457